Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,914	$ 656
Accumulated Amortization	604	479
Core Deposit Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,566	656
Accumulated Amortization	589	479
Trade Name Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	348	0
Accumulated Amortization	$ 15	$ 0